Investments in joint ventures and joint operations	6 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Investments in joint ventures and joint operations	Investments in joint ventures and joint operations
During the six months ended June 30, 2023, the Group made £623,000 in capital contributions to its joint venture with RallyBio, RE Ventures (six months to June 30, 2022: £119,000).

The Group’s share of the loss incurred by the joint venture during the three and six months ended June 30, 2023 totalled £155,000 and £614,000 respectively (June 30, 2022: £271,000 and £564,000).

There were no transactions with the Group’s other joint venture with RallyBio, RE Ventures II, LLC, during the six months ended June 30, 2023 (six months to June 30, 2022: £nil).
The Group’s interests in joint operations are disclosed in the consolidated financial statements for the year ended December 31, 2022.